Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Schedule of Income Tax Expense	Details of income tax expense for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024		2023		2022
	(In millions of Korean won)
Current tax on profit for the year
Current year	₩	22,199	₩	37,459	₩	27,932
Deferred tax expense
Change in net deferred tax assets	(754)		(742)		(1,108)
Income tax expense	₩	21,445	₩	36,717	₩	26,824

Summary of Differences Between Tax Expense and Amount Arise Using Statutory Tax Rate Applicable to Profits of Entities	The differences between the tax expense on the Group’s profit before tax and the amount that would arise using the statutory tax rate applicable to profits of the entities for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(In millions of Korean won)
Profit before income tax	₩ 106,347	₩ 168,699	₩ 109,882
Income tax using the statutory tax rate of each country	19,749	31,300	23,951
Adjustments
Expenses not deductible for tax purpose	481	9	7
Non taxable income	(350)	(131)	—
Withholding tax	6,322	8,615	5,028
Utilization of previously unrecognized loss carried forward	(298)	(714)	(239)
Tax credit	(1,413)	(1,174)	(2,131)
Corporate tax on unappropriated earnings	95	(134)	1,085
Changes in deferred tax liabilities related to investment in subsidiaries	(1,058)	(422)	(1,101)
Others	(2,083)	(632)	224
Total adjustments	1,696	5,417	2,873
Income tax expense	₩ 21,445	₩ 36,717	₩ 26,824
Effective tax rate	20%	22%	24%

Schedule of Changes in Deferred Income Tax Assets (Liabilities)	Details of the changes in deferred income tax assets (liabilities) for the years ended December 31, 2024 and 2023 are as follows:

	2024
	Beginning balance	Increase (decrease)	Ending balance
	(In millions of Korean won)
Deferred income tax on temporary differences
Property and equipment	₩ 51	₩ 126	₩ 177
Intangible assets	665	(582)	83
Other non-current assets	25	(11)	14
Accounts payables	1,518	252	1,770
Accrued expenses	282	29	311
Deferred revenue	355	(273)	82
Allowance for doubtful account	1,179	(1,122)	57
Other non-current liabilities	82	(4)	78
Lease	(38)	22	(16)
Investments in subsidiaries	(2,368)	1,170	(1,198)
Others	882	(1,143)	(261)
Sub Total	2,633	(1,536)	1,097
Deferred tax due to carry-forward losses	701	448	1,149
Deferred tax due to tax credit carry-forward	236	1,842	2,078
Deferred tax assets (*)	5,952	(335)	5,617
Deferred tax liabilities	₩ (2,382)	₩ 1,088	₩ (1,294)

	2023
	Beginning balance	Increase (decrease)	Ending balance
	(In millions of Korean won)
Deferred income tax on temporary differences
Property and equipment	₩ 38	₩ 13	₩ 51
Intangible assets	442	223	665
Other non-current assets	202	(177)	25
Accounts payables	1,701	(183)	1,518
Accrued expenses	233	49	282
Deferred revenue	94	261	355
Allowance for doubtful account	299	880	1,179
Other non-current liabilities	81	1	82
Lease	(30)	(8)	(38)
Investments in subsidiaries	(2,791)	423	(2,368)
Others	(278)	1,160	882
Sub Total	(9)	2,642	2,633
Deferred tax due to carry-forward deficits	759	(58)	701
Deferred tax due to tax credit carry-forward	2,078	(1,842)	236
Deferred tax assets (*)	5,660	292	5,952
Deferred tax liabilities	₩ (2,832)	₩ 450	₩ (2,382)

(*) The future realizability of deferred tax assets is reassessed by taking into consideration various factors such as the each entity's performance, the overall economic environment and industry outlook, expected future earnings and deductible period of tax credits carry-forward and carry-forward deficits. As of December 31, 2024 and 2023, the Group has recognized deferred tax assets related to temporary differences, tax loss carryforward and tax credit carryforwards, which can be utilized based on the likelihood of each entity's future taxable income. This amount may change if the estimate of future taxable income changes.

Schedule of Unused Tax Loss Carryforwards and Unused Tax Credit Carryforwards Not Recognized as Deferred Income Tax Assets	December 31, 2024 are as follows:

Year of expiration	Unused loss carryforwards	Unused tax credit carryforwards
2025	₩ 1,421	₩ 148
2026	2,002	175
2027	352	163
2028	2,135	520
2029	348	402
After 2029	9,571	986
Total	₩ 15,829	₩ 2,394

Schedule Of Gross Deferred Tax Balances

	December 31, 2024	December 31, 2023
	(In millions of Korean won)
Deferred tax assets
- Deferred tax assets to be recovered after more than 12 months	₩ 2,784	₩ 1,601
- Deferred tax assets to be recovered within 12 months	5,725	5,801
Sub-total	8,509	7,402
Deferred tax liabilities
- Deferred tax liabilities to be recovered after more than 12 months	(1,019)	(15)
- Deferred tax liabilities to be recovered within 12 months	(3,167)	(3,817)
Sub-total	(4,186)	(3,832)
Deferred tax assets (liabilities), net	₩ 4,323	₩ 3,570